SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($) segment	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)
Segment information
Number of operating segments | segment	2
Number of reporting segments | segment	2
Net revenues:
Net revenues	$ 435,713	$ 370,812	$ 290,781
Cost of revenues:
Cost of revenues	262,134	210,909	154,943
Gross profit:
Gross profit	173,579	159,903	135,838
Operating expenses:
Selling and marketing expenses	74,304	64,763	41,059
General and administrative expenses	82,783	65,422	52,331
Research and development expenses	3,194	3,716	1,401
Total operating expenses	160,281	133,901	94,791
Income from operations	13,298	26,002	41,047
Medical examinations and other medical services
Net revenues:
Net revenues	427,065	364,635	285,292
Cost of revenues:
Cost of revenues	253,147	206,034	151,348
Gross profit:
Gross profit	173,918	158,601	133,944
Medical examinations and other medical services | Medical examinations
Net revenues:
Net revenues	360,365	308,053	244,945
Medical examinations and other medical services | Disease screening
Net revenues:
Net revenues	34,951	27,092	19,689
Medical examinations and other medical services | Other services
Net revenues:
Net revenues	31,749	29,490	20,658
Dental services
Net revenues:
Net revenues	8,648	6,177	5,489
Cost of revenues:
Cost of revenues	8,987	4,875	3,595
Gross profit:
Gross profit	$ (339)	$ 1,302	$ 1,894